Provisions and contingent liabilities - Summary of other provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	R$ 191,651	R$ 146,173	R$ 97,678	R$ 43,541
Judicial deposits	52,895	35,441
Tax Provisions [Member]
Disclosure of other provisions [line items]
Other provisions	R$ 1,540	R$ 1,540